FINANCIAL INSTRUMENTS - Offsetting of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade payables
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	$ (365,050)	$ (286,535)
Offsetting	7,282	7,589
Current and noncurrent liabilities - Carrying value	(357,768)	(278,946)
Other Liabilities
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	(16,811)	(6,100)
Offsetting	872	1,420
Current and noncurrent liabilities - Carrying value	(15,939)	(4,680)
Trade receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	140,402	125,096
Offsetting	(7,282)	(7,589)
Current and noncurrent assets - Carrying value	133,120	117,507
Other receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	24,483	15,626
Offsetting	(872)	(1,420)
Current and noncurrent assets - Carrying value	$ 23,611	$ 14,206